LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2020
LONG-TERM DEBT
Summary of long-term debt

	December 31, 2020	December 31, 2019
Revolving credit and swingline facility
Revolving credit facility	$148.8	$—
Term loan
Term loan facility	1,671.6	3,351.2
Bonds
5.625% USD senior unsecured notes (“5.625% 2022 Notes”)(1)	—	454.6
5.375% USD senior unsecured notes (“5.375% 2023 Notes”)(2)	—	519.5
4.250% USD senior secured notes (“4.250% 2025 Secured Notes”)(3)	636.6	—
3.750% USD senior secured notes (“3.750%% 2025 Secured Notes”)(4)	954.9	—
7.000% USD senior unsecured notes (“7.000% 2026 Notes”)(5)	—	876.7
5.125% USD senior secured notes (“5.125% 2026 Secured Notes”)(6)	636.6	649.4
8.500% USD senior unsecured notes, (“8.500% 2027 Notes”)(7)	458.4	779.3
4.000% senior unsecured notes, (“4.000% 2028 Notes”)(8)	636.6	—
3.500% USD senior secured notes (“3.500% 2028 Secured Notes”)(9)	954.9	—
Paid in Kind notes
11.000% Paid in Kind notes (“PIK Notes”), semi-annual interest commencing December 1, 2018, principal maturing on May 31, 2028	—	1,008.0
Promissory notes	—	27.5
Equipment loans and other
At interest rates ranging from 3.02% to 4.37%	9.2	9.5
Subtotal	6,107.6	7,675.7
Fair value adjustment, discount and premium on bonds	(5.4)	(30.1)
Net derivative instruments	122.3	31.1
Deferred finance costs	(58.4)	(51.6)
Total long-term debt	6,166.1	7,625.1
Less: Current portion	(4.6)	(64.4)
Total non-current long-term debt	$6,161.5	$7,560.7

(1)	The 5.625% 2022 Notes bear interest semi-annually which commenced May 12, 2017 with principal maturing on May 1, 2022.
(2)	The 5.375% 2023 Notes bear interest semi-annually which commenced September 1, 2018 with principal maturing on March 1, 2023.
(3)	The 4.250% 2025 Secured Notes bear interest semi-annually which commenced December 1, 2020 with the principal maturing on June 1, 2025.
(4)	The 3.750% 2025 Secured Notes bear interest semi-annually commencing February 1, 2021 with the principal maturing on August 1, 2025.
(5)	The 7.000% 2026 Notes bear interest semi-annually which commenced December 1, 2018 with principal maturing on June 1, 2026.
(6)	The 5.125% 2026 Secured Notes bear interest semi-annually which commenced on December 15, 2019 with principal maturing on December 15, 2026.
(7)	The 8.500% 2027 Notes bear interest semi-annually which commenced on May 1, 2019 with principal maturing on May 1, 2027.
(8)	The 4.000% 2028 Notes bear interest semi-annually commencing February 1, 2021 with principal maturing on August 1, 2028.
(9)	The 3.500% 2028 Secured Notes bear interest semi-annually commencing September 1, 2021 with principal maturing on September 1, 2028.

Schedule of changes in long-term debt arising from financing activities

The opening and closing balances of long-term debt are reconciled as follows:

	December 31, 2020	December 31, 2019
Balance, beginning of period	$7,625.1	$6,288.7
Cash flows
Issuance of long-term debt	4,667.9	3,143.8
Repayment of long-term debt	(6,200.3)	(1,569.9)
Payment of financing costs	(41.0)	(20.7)
Non-cash changes
Reclassification of finance leases	—	(64.4)
PIK note exchanged for common shares	—	(61.1)
Assumed via business combinations	—	0.4
Accrued interest and other non-cash changes	125.6	153.4
Revaluation of foreign exchange	(129.7)	(160.9)
Fair value movements on cash flow hedges	118.5	(84.2)
Balance, end of period	$6,166.1	$7,625.1

Schedule of maturities	Principal future payments on long term debt in each of the next five years are as follows:

Long-term debt
2021	$4.6
2022	0.5
2023	0.2
2024	3.7
2025	1,591.5
Thereafter	4,507.1
$6,107.6